Subsequent Events - Additional Information (Details) - USD ($)				12 Months Ended
	Feb. 19, 2024	Feb. 18, 2024	Jan. 27, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Shares outstanding				58,925,871	53,440,482
Loan			$ 5,000,000	$ 2,500,000
Term of facility			6 months
Interest rate of loan			20.00%
Proceeds on issuance of shares				$ 1,871,784	$ 802,325
Purchase warrant excercised				2,727,083	1,110,510
RSUs
Subsequent Event [Line Items]
Issuance of common stock				1,741,152	651,336
Tranche One
Subsequent Event [Line Items]
Loan			$ 2,500,000
Common Stock | RSUs
Subsequent Event [Line Items]
Shares issued during period				1,803,992	537,954
Issuance of common stock				1,723,650	537,954
Common Stock | Stock Options
Subsequent Event [Line Items]
Shares issued during period				150,000	83,333
Proceeds on issuance of shares				$ 68,182	$ 20,833
Purchase Warrants | Common Stock
Subsequent Event [Line Items]
Shares issued during period				2,727,083	1,110,510
Proceeds on issuance of shares				$ 1,358,113	$ 534,632
Purchase warrant excercised				2,727,083	1,110,510
Subsequent Event | Globalx Technologies Inc
Subsequent Event [Line Items]
Shares outstanding	1,110	1,000
Additional shares issued	110
Percentage of ownership interest in subsidiary by parent	72.00%	80.00%